OPERATING COSTS AND EXPENSES (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Energy purchased for resale	R$ 14,614	R$ 16,101	R$ 12,111
Basic network usage charges	2,671	3,337	1,748
Gas purchased for resale	2,735	2,011	1,083
Total costs of energy and gas	20,020	21,449	14,942
Supply from itaipu binacional [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	1,644	1,946	1,990
Physical guarantee quota contracts [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	925	832	780
Quotas for Angra I and II nuclear plants [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	357	244	303
Spot market [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	530	1,224	1,497
Proinfa program [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	598	401	318
Bilateral contracts [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	493	418	333
Energy acquired in regulated market auctions [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	3,334	6,242	3,334
Energy acquired in the free market [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	6,003	4,976	3,977
Distributed generation ('geracao distribuida') [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	1,977	1,268	678
PIS/pasep and cofins credits [member]
IfrsStatementLineItems [Line Items]
Energy purchased for resale	(1,247)	(1,450)	(1,099)
Basic network usage charges	(304)	(367)	(202)
Transmission Charges Basic Grid [Member]
IfrsStatementLineItems [Line Items]
Basic network usage charges	2,925	3,663	1,910
Distribution Charges [Member]
IfrsStatementLineItems [Line Items]
Basic network usage charges	R$ 50	R$ 41	R$ 40